Commitments and Contingencies - Supplemental Information Related to Operating Leases (Details)	Feb. 28, 2026	May 31, 2025
Commitments and Contingencies.
Weighted average remaining lease term	2 months 12 days	10 months 24 days
Weighted average discount rate	10.00%	10.00%